FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	£ 3,455
Impact of transfers between stages	1,469	£ 604	£ 485
Other items	10	(4)	19
Ending balance allowance for expected credit losses	6,247	3,455
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(7)
Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	177	193
Exchange and other adjustments		(1)
Impact of transfers between stages	102	6
Other items	187	(21)
Charge to the income statement	289	(15)
Ending balance allowance for expected credit losses	459	177	193
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	102	6
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(6)
Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	95	123
Exchange and other adjustments		0
Impact of transfers between stages	(3)	(17)
Other items	126	(25)
Charge to the income statement	123	(28)
Ending balance allowance for expected credit losses	212	95	123
Stage 1 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	19	19
Stage 1 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(11)	(4)
Stage 1 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(1)	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(10)	(3)
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	(1)
Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	77	64
Exchange and other adjustments		(1)
Impact of transfers between stages	88	24
Other items	70	8
Charge to the income statement	158	14
Ending balance allowance for expected credit losses	234	77	64
Stage 2 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(19)	(19)
Stage 2 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	11	4
Stage 2 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	(6)	(3)
Stage 2 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	102	6
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0
Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	5	6
Exchange and other adjustments		0
Impact of transfers between stages	17	(1)
Other items	(9)	(4)
Charge to the income statement	8	(1)
Ending balance allowance for expected credit losses	13	5	6
Stage 3 | Stage 1 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	7	4
Stage 3 | Impact of transfers between stages | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Impact of transfers between stages	10	3
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Undrawn Balances [Line Items]
Beginning balance allowance for expected credit losses	0	0
Other items	0	0
Charge to the income statement	0	0
Ending balance allowance for expected credit losses	£ 0	£ 0	£ 0